Revenue - Schedule of Revenue (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Revenue from contracts with customers
Project management and rendering of information technology system				RM 25,906,300
Sale of goods	82,650,000			5,716,648
Total	82,650,000	$ 18,448,661	RM 31,622,948	31,622,948	$ 6,882,034
Timing of revenue recognition	82,650,000		RM 31,622,948
Transferred at a Point in Time [Member]
Revenue from contracts with customers
Timing of revenue recognition	RM 82,650,000			RM 31,622,948